Pension Liabilities - Net obligation per country (Details) - SEK (kr) kr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Pension Liabilities
Net obligation	kr 3,521	kr 884
Defined-Benefit Pension Plan
Pension Liabilities
Net obligation	3,521	884
Switzerland | Defined-Benefit Pension Plan
Pension Liabilities
Net obligation	3,394	789
France | Defined-Benefit Pension Plan
Pension Liabilities
Net obligation	kr 127	kr 94